UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06674

THE GREATER CHINA FUND, INC.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Joseph T. Malone UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114 (Name and address of agent for service)

Copy to:
John Donovan, Esq. White & Case LLP 1155 Avenue of the Americas New York, NY 10036

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1.    Schedule of Investments

The Greater China Fund, Inc.
Portfolio of Investments
September 30, 2005 (Unaudited)

		Market
Shares	Description	Value

	EQUITIES- 99.4%
	CHINA - 26.2%
	Consumption - 0.9%
6,000,000	Kingway Brewery Holdings Ltd.	$2,126,905

	Electrical & Electronics - 2.1%
10,000,000	Great Wall Technology Co. Ltd. “H”	2,255,809
7,830,000	Shanghai Electric Group Co. Ltd. “H”	2,649,447

		4,905,256

	Energy - 12.0%
20,268,000	China Petroleum and Chemical Corp. (Sinopec) “H”	9,274,777
17,348,000	PetroChina Co. Ltd. “H”	14,535,400
4,170,000	Sinopec Zhenhai Refining and Chemical Co. Ltd. “H” (1)	4,568,979

		28,379,156

	Machinery & Engineering - 1.1%
2,478,000	Dongfang Electrical Machinery Co. Ltd. “H”	2,715,091

	Real Estate - 1.5%
1,182,400	Guangzhou R&F Properties Co. Ltd. “H”	3,436,966

	Technology - 0.9%
111,977	The9 Ltd. - ADR	2,115,246

	Telecommunications - 4.1%
992,500	China Mobile (Hong Kong) Ltd.	4,861,590
2,853,000	China Netcom Group Corp. (Hong Kong) Ltd.	4,909,613

		9,771,203

	Transportation - 3.6%
6,000,000	Anhui Expressway Co. “H” (1)	3,499,726
5,980,000	China Shipping Development Co. Ltd. “H”	5,010,473

		8,510,199

	Total China	61,960,022

The Greater China Fund, Inc.
Portfolio of Investments
September 30, 2005 (Unaudited)

		Market
Shares	Description	Value

	HONG KONG - 68.3%
	Conglomerates - 9.3%
2,137,000	Hutchison Whampoa Ltd.	$22,106,184

	Consumption - 7.3%
19,372,000	Bossini International Holdings Ltd. (2)	3,246,251
1,128,000	China Yurun Food Group Ltd.	543,436
873,500	Esprit Holdings Ltd.	6,530,631
10,500,000	Glorious Sun Enterprises Ltd. (2)	4,500,338
26,000,000	Leroi Holdings Ltd. (2) (3) (4)	578,131
11,404,000	Playmates Holdings Ltd. (1)	1,764,017

		17,162,804

	Electrical & Electronics - 8.9%
3,919,320	Kingboard Chemical Holdings Ltd.	9,775,881
3,000,000	Matsunichi Communication Holdings Ltd.	541,394
3,293,000	Techtronic Industries Co. (1)	8,425,903
16,474,000	Topsearch International Holdings Ltd. (2)	2,038,612
6,008,000	Wang Sing International Holdings Group Ltd. (2)	356,248

		21,138,038

	Financials - 7.5%
6,012,000	CITIC International Financial Holdings Ltd. (1)	2,402,398
506,000	Guoco Group Ltd.	5,133,215
2,852,000	Henderson Investment Ltd.	4,062,338
3,796,000	JCG Holdings Ltd.	3,865,605
5,934,000	Pacific Century Insurance Holdings Ltd.	2,180,001

		17,643,557

	Miscellaneous - 2.4%
9,861,482	Pico Far East Holdings Ltd.	2,122,867
13,052,000	Top Form International Ltd. (2)	3,491,077

		5,613,944

	Real Estate - 21.5%
1,018,000	Cheung Kong (Holdings) Ltd.	11,495,189
8,750,000	China Overseas Land & Investment Ltd.	2,622,378
6,300,000	Far East Consortium International Ltd. (1)	2,537,785
162,000	Great Eagle Holdings Ltd.	432,265
1,483,000	Henderson Land Development Co. Ltd.	7,407,592
9,400,000	Hon Kwok Land Investment Co. Ltd. (2)	2,253,746
1,833,000	Hong Kong Land Holdings Ltd.	5,755,620
958,000	Hysan Development Co. Ltd.	2,395,695
855,500	Kerry Properties Ltd. (1)	2,166,939
3,588,000	New World Development Co. Ltd.	4,717,553
1,725,000	Wharf Holdings Ltd.	6,726,338
1,314,000	Wheelock & Co. Ltd.	2,337,430

		50,848,530

The Greater China Fund, Inc.
Portfolio of Investments
September 30, 2005 (Unaudited)

		Market
Shares	Description	Value

	HONG KONG
	Technology - 3.5%
460,000	ASM Pacific Technology (1)	$2,238,407
16,858,000	Solomon Systech International Ltd.	6,084,548

		8,322,955

	Transportation - 3.2%
850,000	Kowloon Motor Bus Holding Ltd. (2)	5,182,559
3,530,000	Singamas Container Holdings Ltd. (1)	2,263,769

		7,446,328

	Utilities - 4.7%
1,727,000	Cheung Kong Infrastructure Holdings Ltd.	5,765,757
2,629,000	Hong Kong & China Gas Co. Ltd.	5,422,191

		11,187,948

	Total Hong Kong	161,470,288

	TAIWAN - 4.9%
	Consumption - 1.2%
190,080	Feng Tay Enterprise Co. Ltd.	201,332
2,617,000	Holiday Entertainment Co. Ltd. (2)	1,750,686
602,133	Taiwan Familymart Co. Ltd. (2)	907,223

		2,859,241

	Technology - 3.7%
1,520,956	Hon Hai Precision Industry Co. Ltd.	7,081,035
170,400	MediaTek Inc.	1,607,184

		8,688,219

	Total Taiwan	11,547,460

	WARRANTS - 0.0%
	HONG KONG - 0.0%
	Consumption - 0.0%
2,280,800	Playmates Holdings Ltd. (4)	44,688

	Total Equities (cost $200,883,873)	235,022,458

	INVESTMENTS OF CASH COLLATERAL
	FROM SECURITIES LOANED - 6.2%
	Money Market Funds * - 6.2%
58,205	AIM Liquid Assets Portfolio, 2.67%	58,205
12,132	AIM Prime Portfolio, 2.70%	12,132
146,080	Barclays Prime Money Market Fund, 2.71%	146,080
2,805,500	BlackRock Cash Strategies, 3.70%	2,805,500
414	Scudder Money Market Fund, 2.74%	414
10,804,111	UBS Enhanced Yield Portfolio, 3.39% (5)	10,804,111
737,211	UBS Private Money Market Fund LLC, 2.66% (5)	737,211

	Total Money Market Funds (cost $14,563,653)	14,563,653

	Total Investments (cost $215,447,526) - 105.6% (a)	249,586,111
	Liabilities, in excess of cash and other assets - (5.6)%	(13,207,245)

	Net Assets - 100.0%	$236,378,866

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $215,447,526; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$38,050,571
Gross unrealized depreciation	(3,911,986)

Net unrealized appreciation	$34,138,585

(1)	Security, or a portion thereof, was on loan at September 30, 2005.
(2)	Security is illiquid. These securities amounted to $24,304,871 or 10.28% of net assets.
(3)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At September 30, 2005, the value of this security amounted to $578,131 or 0.24% of net assets.
(4)	Non-income producing security.
(5)	Affiliated with the administrator of the Fund.
*	Rates shown reflect yield at September 30, 2005.
(a)	All securities for which market quotations are readily available are valued at the last sale price on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Short-term debt securities having a maturity of 60 days or less and money market funds are valued at amortized cost, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase was greater than 60 days, unless the Fund’s Board of Directors determines that such value does not represent the fair value of such securities. Securities and assets for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors.
ADR	American Depository Receipt

Industry Diversification
As a Percentage of Net Assets
As of September 30, 2005 (unaudited)

EQUITIES
Conglomerates	9.3%
Consumption	9.4
Electrical & Electronics	11.0
Energy	12.0
Financials	7.5
Machinery & Engineering	1.1
Miscellaneous	2.4
Real Estate	23.0
Technology	8.1
Telecommunications	4.1
Transportation	6.8
Utilities	4.7

TOTAL EQUITIES	99.4
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED	6.2

TOTAL INVESTMENTS	105.6
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(5.6)

NET ASSETS	100.0%

1) Transactions with Related Entities

The Fund invests in shares of the UBS Private Money Market Fund LLC (“Private Money Market Fund”) and UBS Enhanced Yield Portfolio (“Enhanced Yield Portfolio”). Private Money Market Fund and Enhanced Yield Portfolio are funds managed by UBS Global Asset Management (US) Inc., the Fund’s Administrator.
Amounts relating to these investments at September 30, 2005 and for the period then ended are summarized as follows:

		Sales	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets

UBS Enhanced Yield Portfolio	$12,894,111	$2,090,000	$31,248	$10,804,111	4.6%
UBS Private Money Market Fund LLC	128,963,192	129,668,870	116,801	737,211	0.3%

2) Securities Lending

The Fund may lend up to 27.5% of its total assets to qualified broker-dealers or institutional investors. Under the terms of the securities lending agreement, the securities on loan are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 105% of the market value of the foreign securities on loan, which are marked to market daily. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund’s lending agent is UBS Securities LLC, a wholly-owned indirect subsidiary of UBS AG. At September 30, 2005, the value of loaned securities was $12,975,412 and the related collateral outstanding was $14,563,563.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated June 30, 2005.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There has been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)	Certifications of the principal executive officer and the principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Greater China Fund, Inc.

By:	/s/ Ronald G.M. Watt Ronald G.M. Watt President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald G.M. Watt Ronald G.M. Watt President (Principal Executive Officer)

Date:	November 29, 2005

By:	/s/ Joseph T. Malone Joseph T. Malone Treasurer (Principal Financial Officer)

Date:	November 29, 2005